Balance Sheet Components - Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 240,148	$ 11,362	$ 11,438	$ 16,848
Restricted cash, current	276	276	276	276
Restricted cash, non-current	1,004	1,000	1,280
Total cash, cash equivalents and restricted cash	$ 241,428	$ 12,642	$ 12,994	$ 18,405	$ 15,581